Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscriptions Payable [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2019			$ 44,804	$ 8,150,004	$ 250,000	$ (16,248)	$ (8,167,166)	$ 261,394
Balance, shares at Dec. 31, 2019			44,804,305
Common stock issued for services			$ 7,781	3,570,719				3,578,500
Common stock issued for services, shares			7,781,000
Amortization of common stock options issued for services				2,170,685				2,170,685
Series A convertible preferred stock dividend declared ($0.60 per share)				(37,236)				(37,236)
Loss on foreign currency translation						(36,622)		(36,622)
Net loss							(7,965,160)	(7,965,160)
Common stock sold for cash			$ 500	249,500	(175,000)			75,000
Common stock sold for cash, shares			500,000
Preferred stock units sold for cash	$ 1,502,330
Preferred stock units sold for cash, shares	150,233
Balance at Dec. 31, 2020	$ 1,502,330		$ 53,085	14,103,672	75,000	(52,870)	(16,132,326)	(1,953,439)
Balance, shares at Dec. 31, 2020	150,233		53,085,305
Series B convertible preferred stock sold for cash to our CEO		$ 2,550,015
Series B convertible preferred stock sold for cash to our CEO, shares		170,001
Conversion of series A convertible preferred stock	$ (550,000)		$ 5,500	544,500				550,000
Conversion of series A convertible preferred stock, shares	(55,000)		5,500,000
Common stock issued for services			$ 581	107,215				107,796
Common stock issued for services, shares			580,678
Amortization of common stock options issued for services				654,579				654,579
Series A convertible preferred stock dividend declared ($0.60 per share)				(34,843)				(34,843)
Loss on foreign currency translation						(5,419)		(5,419)
Net loss							(1,793,411)	(1,793,411)
Series B convertible preferred stock sold for cash		$ 527,520		(25)				(25)
Series B convertible preferred stock units sold for cash, shares		35,168
Common stock sold for cash			$ 750	74,250	(75,000)
Common stock sold for cash, shares			750,000
Commitment shares issued pursuant to promissory note			$ 2,000	266,250				268,250
Commitment shares issued pursuant to promissory note, shares			2,000,000
Balance at Jun. 30, 2021	$ 952,330	$ 3,077,535	$ 61,916	15,715,598		(58,289)	(17,925,737)	(2,206,512)
Balance, shares at Jun. 30, 2021	95,233	205,169	61,915,983
Balance at Dec. 31, 2020	$ 1,502,330		$ 53,085	14,103,672	75,000	(52,870)	(16,132,326)	(1,953,439)
Balance, shares at Dec. 31, 2020	150,233		53,085,305
Series B convertible preferred stock sold for cash to our CEO		$ 3,050,010
Series B convertible preferred stock sold for cash to our CEO, shares		203,334
Conversion of series A convertible preferred stock	$ (850,000)		$ 8,500	841,500				850,000
Conversion of series A convertible preferred stock, shares	(85,000)		8,500,000
Common stock issued for services			$ 955	111,075	21,725			133,755
Common stock issued for services, shares			954,260
Amortization of common stock options issued for services				1,000,834				1,000,834
Series A convertible preferred stock dividend declared ($0.60 per share)				(61,684)				(61,684)
Loss on foreign currency translation						(11,477)		(11,477)
Net loss							(3,784,562)	(3,784,562)
Common stock sold for cash			$ 750	74,250	(75,000)
Common stock sold for cash, shares			750,000
Commitment shares issued pursuant to promissory note			$ 2,250	416,062				418,312
Commitment shares issued pursuant to promissory note, shares			2,250,000
Series B convertible preferred stock sold for cash		$ 527,505		(10)				(10)
Series B convertible preferred stock sold for cash, shares		35,167
Exercise of cashless options			$ 60	(60)
Exercise of cashless options, shares			60,000
Warrants issued as a debt discount				358,017				358,017
Balance at Dec. 31, 2021	$ 652,330	$ 3,577,515	$ 65,600	16,843,656	21,725	(64,347)	(19,916,888)	(3,050,254)
Balance, shares at Dec. 31, 2021	65,233	238,501	65,599,565
Balance at Mar. 31, 2021	$ 1,252,330	$ 1,527,525	$ 57,335	14,998,510	100,000	(52,510)	(17,172,543)	(2,069,208)
Balance, shares at Mar. 31, 2021	125,233	101,835	57,335,305
Series B convertible preferred stock sold for cash to our CEO		$ 1,550,010
Series B convertible preferred stock sold for cash to our CEO, shares		103,334
Conversion of series A convertible preferred stock	$ (300,000)		$ 4,000	396,000	(100,000)			300,000
Conversion of series A convertible preferred stock, shares	(30,000)		4,000,000
Common stock issued for services			$ 581	107,215				107,796
Common stock issued for services, shares			580,678
Amortization of common stock options issued for services				226,489				226,489
Series A convertible preferred stock dividend declared ($0.60 per share)				(12,616)				(12,616)
Loss on foreign currency translation						(5,779)		(5,779)
Net loss							(753,194)	(753,194)
Balance at Jun. 30, 2021	$ 952,330	$ 3,077,535	$ 61,916	15,715,598		(58,289)	(17,925,737)	(2,206,512)
Balance, shares at Jun. 30, 2021	95,233	205,169	61,915,983
Balance at Dec. 31, 2021	$ 652,330	$ 3,577,515	$ 65,600	16,843,656	21,725	(64,347)	(19,916,888)	(3,050,254)
Balance, shares at Dec. 31, 2021	65,233	238,501	65,599,565
Common stock issued for services			$ 262	21,463	(21,725)
Common stock issued for services, shares			262,066
Amortization of common stock options issued for services				82,260				82,260
Series A convertible preferred stock dividend declared ($0.60 per share)				(19,105)				(19,105)
Loss on foreign currency translation						4,472		4,472
Net loss							(1,300,996)	(1,300,996)
Balance at Jun. 30, 2022	$ 652,330	$ 3,577,515	$ 65,862	16,928,274		(59,875)	(21,217,884)	(4,283,623)
Balance, shares at Jun. 30, 2022	65,233	238,501	65,861,631
Balance at Mar. 31, 2022	$ 652,330	$ 3,577,515	$ 65,862	16,895,975		(47,543)	(20,526,394)	(3,612,100)
Balance, shares at Mar. 31, 2022	65,233	238,501	65,861,631
Amortization of common stock options issued for services				41,146				41,146
Series A convertible preferred stock dividend declared ($0.60 per share)				(8,847)				(8,847)
Loss on foreign currency translation						(12,332)		(12,332)
Net loss							(691,490)	(691,490)
Balance at Jun. 30, 2022	$ 652,330	$ 3,577,515	$ 65,862	$ 16,928,274		$ (59,875)	$ (21,217,884)	$ (4,283,623)
Balance, shares at Jun. 30, 2022	65,233	238,501	65,861,631